Load [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Intermediate Government Bond Index (Index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.50%	0.64%	1.75%
Bloomberg US Aggregate Index (Index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Intermediate Government Bond Series
Prospectus [Line Items]
Average Annual Return, Percent		5.04%	1.59%	1.99%
Intermediate Government Bond Series | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.57%	0.38%	0.86%
Intermediate Government Bond Series | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.96%	0.69%	1.02%

[1]	The Bloomberg US Aggregate Index is presented solely to satisfy the regulatory requirement for a broad-based securities market index. The Bloomberg U.S. Intermediate Government Bond Index more accurately reflects the investment style and strategy of the Fund.
[2]	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.